S000048737 [Member] Investment Strategy - ClearBridge Sustainability Leaders Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund seeks to meet its investment objective by investing substantially all of its assets in common stocks and other equity securities that meet its financial and sustainability/environmental, social and governance (“ESG”) criteria. The fund may also invest in companies that the subadviser believes are making substantial progress toward becoming a leader in sustainability and ESG policies.
Determination of sustainability/ESG leadership is based on the subadviser’s proprietary research approach. The subadviser will exercise judgment to determine ESG best practices based on its long standing experience managing ESG investment strategies through an established proprietary process. Leadership may be assessed both quantitatively and qualitatively, through the subadviser’s ESG ratings system and direct research and engagement process.
The ESG and sustainability evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria. The subadviser seeks to invest over the long term in companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability. The subadviser will utilize quantitative and fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
A sustainable company, in the subadviser’s view, is one that (1) offers products and services that have a positive impact on society (as described below) and (2) has well defined strategies in place to ensure longevity as an investment. The subadviser seeks to invest in companies that go beyond doing less harm to people and the planet relative to its peers, but also, in many cases, offer solutions to address negative impact from the actions of less responsible companies and industries. Further, sustainability is not limited to environmental stewardship, but also includes a company’s policies in regard to treating employees fairly and furthering their professional development, interacting in a positive way within its local community, promoting safety at all times, managing its supply chain responsibly, and employing corporate governance practices that are shareholder friendly and transparent.
The subadviser will seek to limit its investments to only those companies whose overall ESG profile it judges to be very strong. It is also the subadviser’s intention to engage and encourage management to improve in certain ESG areas identified by the subadviser.
Leadership ESG characteristics and weightings are determined by sector, but also share common traits such as transparency, management involvement, innovation, long-term view, and willingness to engage investors on sustainability matters. Leadership, in the subadviser’s view, is associated with a company that is showing evidence of best practices of ESG policies within its given sector or industry. The subadviser may also identify potential investments in companies that have attractive early leadership qualities based on proprietary research. The portfolio managers will exercise their judgment in applying the ESG ratings system.
The fund will not invest in companies with significant direct involvement in extraction of fossil fuels and mining, and instead will seek other attractive sustainable opportunities in the energy, industrials, and materials sectors. Direct involvement in fossil-fuel extraction and mining would be inclusive of companies that derive revenues primarily from: extraction and/or burning of coal; mining of metals or minerals; exploration and production of oil and gas; and refining of fossil fuels. The fund may invest in companies that provide equipment and services to the energy and mining sectors.
The subadviser will sell a security if the issuer no longer meets its ESG and financial criteria. In addition, the subadviser will seek to replace securities when the company’s risk/reward profile is no longer favorable due to price appreciation or if the company’s investment fundamentals have deteriorated meaningfully relative to original expectations. Securities may also be sold to permit investment in an issuer considered by the subadviser to be a more attractive alternative.
The fund emphasizes investments in common stocks and other equity securities of U.S. companies; however, it may invest in equity securities of foreign issuers.